GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 5 - GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is derived from our 2019 business combination as well as our five business combinations in the first three quarters of 2021. The aggregate goodwill recognized from our five 2021 acquisitions was $6,696,208 while the remaining goodwill from the 2019 acquisition was $3,517,315 as of December 31, 2020. The Company performed a goodwill impairment test during 2021 using market data and discounted cash flow analysis. Based on that test, we have determined that the carrying value of goodwill related to the 2019 acquisition of Genesys was further impaired in the amount of $2,530,325 during 2021. The Company performed its goodwill impairment test during 2022, based on the net losses and net cash used in operations in 2022 and a decline in the valuation of the business, managements application of the formula to compute goodwill impairment resulted in an impairment charge in fiscal 2022 of $582,114. The Company performed its impairment test during 2023 which resulted in no additional impairment.

There were no changes in the carrying amount of goodwill for the periods ended September 30, 2024, and December 31, 2023.

Intangible Assets

Intangible assets for the periods ended September 30, 2024, and December 31, 2023, are summarized as follows:

	September 30, 2024	December 31, 2023
Customer contracts	$5,644,411	$8,093,787
Software acquired	2,563,937	3,785,434
Licenses	2,854,379	1,726,966
Internal use software developed	157,939	325,491
Domains	40,862	40,862
	11,261,528	13,972,539
Less accumulated amortization	(9,655,515)	(8,832,778)
Total	1,606,013	5,139,762
Less impairment	(24,881)	(3,838,425)
Carrying value	$1,581,132	$1,301,337

Amortization expense of intangible assets was $235,640 and $321,963 for the three months ended September 30, 2024, and 2023, respectively, and $822,738 and $955,391 for the nine months ended September 30, 2024 and 2023 related to the intangible assets acquired in business combinations and licensing agreements. Future amortization of intangible assets is expected to be approximately as follows: 2024 (remainder of year), $180,324; 2025, $814,130; 2026, $524,089; 2027, $40,343; and thereafter, $22,246. The Company began amortizing intangible assets from the Scouted, Upsider and OneWire acquisitions in the second quarter of 2021 and the Parrut and Novo Group acquisitions in the third quarter of 2021.

The company performed its impairment test during 2022 using the market and income approach, and determined that the Company’s customer contracts, software acquired, internal use software developed, and domains were impaired by $3,838,425. The Company performed its impairment test during 2023 which resulted in no additional impairment. In 2024 the Company performed its impairment test during 2024 and determined that the domains connected to Parrut were fully impaired and therefore recorded $24,881 of impairment expense.

On March 31, 2019, the Company acquired Intangible assets totaling $1,910,072 from Genesys, including customer contracts and intellectual property which are being amortized over the three-year useful life.

During 2021, the Company acquired certain intangible assets pursuant to our Scouted, Upsider, OneWire, Parrut, and Novo Group acquisitions. These intangible assets aggregate approximately $11.6 million and consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets. We completed the accounting and valuations of the assets acquired.

On November 21, 2022, the Company entered into a Domain Name sale and Ownership Transfer Agreement with Chief Executive Group (“CEG”). Per the agreement, the Company agreed to sell and transfer to CEG all ownership rights in and to the domain name CFO-Job.com and its associated social media property (“Domain Assets’). In exchange for the Domain Assets, the Company received cash consideration of $50,000, and $200,000 worth of advertising from CEG. Half of the advertising consideration is to be used within one year of this agreement, and the remaining balance is to be used within two years of the agreement. The Company additionally recorded a prepaid advertising expense within prepaid expenses and other current assets on the condensed consolidated balance sheet. As of September 30, 2024, and December 31, 2023, the Company utilized approximately $54,000 of advertising from CEG.

On December 5, 2022, The Company entered into an asset purchase agreement in which the Company sold to a third party Upsider’s candidate sourcing and engagement platform and all related intellectual property for $1,000,000 in cash consideration. The recorded value of the internal use software developed at the date of the sale was $1,000,000 resulting in no gain or loss on the sale. For a period of eighteen months from the date of the sale, the Company will have continued access to this platform.

On February 23, 2024, the Company entered into a certain Technology License and Commercialization Agreement with GoLogiq, Inc. (the “GOLQ”) that supersedes and replaces in its entirety the GOLQ Agreement, as amended by the August 29 Amendment and the August 18 Amendment. Under the GOLQ Licensing Agreement, GOLQ grants the Company a worldwide, exclusive license (the “GOLQ License”) to the Company to develop its fintech technology (the “GOLQ Technology”) and sell products derived thereof, including its Createapp, Paylogiq, Gologiq, and Radix AI technology and products (the “Licensed Products”), for a term of 10 years, with automatic two-year renewals.

On March 28, 2024, the Company and GOLQ entered into an Amendment to Technology License and Commercialization Agreement to decrease the future royalty from eight percent to five percent for which the Company agreed to grant GOLQ a warrant to purchase 292,000 shares of Company common stock for a price equal to $0.01 per share. As a result of this transaction the company issued GOLQ 392,155 shares of Company’s common stock valued at $647,055, based on the quoted trading price on the grant date, and warrant to purchase 292,000 shares of Company’s common stock valued at $480,358 based on the Black-Scholes option pricing model. As of September 30, 2024, the total cost basis in the intangible assets purchased from GoLogiq is $1,127,413 with accumulated amortization of $231,746 and a net carrying value of $895,667.

NOTE 5 - GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is derived from our 2019 business combination as well as our five business combinations in the first three quarters of 2021. The aggregate goodwill recognized from our five 2021 acquisitions was $6,731,852 while the remaining goodwill from the 2019 acquisition was $3,517,315 as of December 31, 2020. The Company performed a goodwill impairment test during 2021 using market data and discounted cash flow analysis. Based on that test, we have determined that the carrying value of goodwill related to the 2019 acquisition of Genesys was further impaired in the amount of $2,530,325 during 2021. The Company performed its goodwill impairment test during 2022, based on the net losses and net cash used in operations in 2022 and a decline in the valuation of the business, managements application of the formula to compute goodwill impairment resulted in an impairment charge in fiscal 2022 of $582,114. The Company performed its impairment test during 2023 which resulted in no additional impairment.

The changes in the carrying amount of goodwill for the years ended December 31, 2023, and 2022 are as follows:

	December 31, 2023	December 31, 2022
Carrying value - January 1	$7,101,084	$7,718,842
Goodwill acquired during the year	-	-
	7,101,084	7,718,842
Purchase price measurement period adjustments	-	(35,644)
Impairment losses	-	(582,114)
Carrying value - end of year	$7,101,084	$7,101,084

Intangible Assets

On March 31, 2019, the Company acquired Intangible assets totaling $1,910,072 from Genesys, including customer contracts and intellectual property which are being amortized over the three-year useful life.

During 2021, we acquired certain intangible assets pursuant to our Scouted, Upsider, OneWire, Parrut, and Novo Group acquisitions. These intangible assets aggregate approximately $11.6 million and consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets. We completed the accounting and valuations of the assets acquired.

Intangible assets are summarized as follows:

	December 31, 2023	December 31, 2022
Customer contracts	$8,093,787	$8,093,787
Software acquired	3,785,434	3,785,434
License	1,726,966	1,726,965
Internal use software developed	325,491	325,491
Domains	40,862	40,862
	13,972,539	13,972,539
Less accumulated amortization	(8,832,778)	(7,555,422)
Total	5,139,762	6,417,117
Less impairment	(3,838,425)	(3,838,425)
Carrying value	$1,301,337	$2,578,692

Amortization expense of intangible assets was $1,277,355 and $3,650,206 for the years ended December 31, 2023, and 2022, respectively, related to the intangible assets acquired in business combinations. Future amortization of intangible assets is expected to be approximately as follows: 2024, $698,012; 2025, $455,683; 2026, $122,506; 2027, $2,738; and thereafter, $22,398. The Company began amortizing intangible assets from the Scouted, Upsider and OneWire acquisitions in the second quarter of 2021 and the Parrut and Novo Group acquisitions in the third quarter of 2021.

The company performed its impairment test during 2022 using the market and income approach, and determined that the Company’s customer contracts, software acquired, internal use software developed, and domains were impaired by $3,838,425. The Company performed its impairment test during 2023 which resulted in no additional impairment.

On November 21, 2022, the Company entered into a Domain Name sale and Ownership Transfer Agreement with Chief Executive Group (“CEG”). Per the agreement, the Company agreed to sell and transfer to CEG all ownership rights in and to the domain name CFO-Job.com and its associated social media property (“Domain Assets’). In exchange for the Domain Assets, the Company received cash consideration of $50,000, and $200,000 worth of advertising from CEG. Half of the advertising consideration is to be used within one year of this agreement, and the remaining balance is to be used within two years of the agreement. During the year ended December 31, 2022, the Company recorded a gain on sale of intangible asset of $250,000 which is included in general and administrative expenses on the consolidated statements of operations. The Company additionally recorded a prepaid advertising expense within prepaid expenses and other current assets on the consolidated balance sheet. As of December 31, 2023, the Company utilized approximately $54,000 of advertising from CEG.

On December 5, 2022, The Company entered into an asset purchase agreement in which the Company sold to a third party Upsider’s candidate sourcing and engagement platform and all related intellectual property for $1,000,000 in cash consideration. The recorded value of the internal use software developed at the date of the sale was $1,000,000 resulting in no gain or loss on the sale. For a period of eighteen months from the date of the sale, the Company will have continued access to this platform.